Operating lease receivables (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
Disclosure of Maturity Analysis of Operating Lease Receivables	The aging profile of operating lease receivables as of the dates indicated below are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

0-30 days	$9,338,540	$6,732,985	$8,345,097
30-60 days	335,498	260,832	263,033
60-90 days	146,708	610,770	269,054
Over 90 days	280,086	85,608	161,963

Total	$10,100,832	$7,690,195	$9,039,147

Disclosure of expected credit losses
The following table shows the movement in expected credit losses that has been recognized for the lease receivable:

	2023	2022	2021

Balance as of January 1	$1,916,124	$1,957,935	$3,507,156
Increase in loss allowance arising from new financial assets recognized in the year	1,615,852	760,072	1,516,248
Decrease in loss allowance from derecognition of financial assets in the year	(995,083)	(801,883)	(3,065,469)

Balance as of December 31,	$2,536,893	$1,916,124	$1,957,935

Disclosure of maturity analysis of operating lease payments
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

As of December 31,	2023	2022	2021

Not later than 1 year	$204,723,974	$155,267,112	$140,816,013
Later than 1 year and not later than 3 years	344,644,619	250,043,235	213,202,071
Later than 3 year and not later than 5 years	329,579,421	209,592,871	169,944,066
Later than 5 years	185,044,052	154,909,895	102,405,961

	$1,063,992,066	$769,813,113	$626,368,111
Analysis of maturity of liabilities by lease:

Finance lease liabilities	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Less than 1 year	$662,388	$709,901	$523,281
Later than 1 year and not later than 5 years	301,099	963,487	968,672
	963,487	1,673,388	1,491,953
Less: future finance cost	(65,836)	(169,449)	(111,540)

Total lease liability	$897,651	$1,503,939	$1,380,413

Finance lease - short term	$607,481	$606,281	$464,456
Finance lease - long term	290,170	897,658	915,957

Total lease liability	$897,651	$1,503,939	$1,380,413

Disclosure of prepayments and other assets	Prepaid expenses and other current assets

As of December 31	2023	2022	2021

Advance payments (1)	$19,308,297	$17,201,933	$-
Other accounts receivables (2)	328,082	7,486,147	-
Property expenses	1,638,607	543,804	-
Prepaid expenses	24,406	76,467	483,581

	$21,299,392	$25,308,351	$483,581
1)During the second quarter of 2022 the Entity entered into an agreement for the procurement, permissioning and other conditions for the acquisition of several plots of land; if the conditions are met within a period of 18 months, or an additional 18-month extension, the advance deposit will be considered part of the final transactions price, otherwise approximately $1 million will be forfeited to the counterparty and expensed; the remainder amount will be reimbursed to the Entity.
2)As stated in Note 8 the Entity sold land reserve located in Queretaro, and as of December 2022, there was an outstanding balance of $7,486,147 that was settled in the first quarter of 2023.